Provisions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions	€ 42.2	€ 51.8	€ 46.8
Acquisitions through business combinations, other provisions	4.1
Provision used	16.7	16.8
Release of provision	4.1	7.1
Restructuring
Disclosure of other provisions [line items]
Provisions	5.6	12.9	7.4
Acquisitions through business combinations, other provisions	0.0
Provision used	9.8	10.4
Release of provision	0.1	0.0
Onerous/ unfavorable contracts
Disclosure of other provisions [line items]
Provisions	0.0	0.0	1.2
Acquisitions through business combinations, other provisions	0.0
Provision used	0.0	0.5
Release of provision	0.0	0.7
Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	7.9	6.6	6.9
Acquisitions through business combinations, other provisions	0.3
Provision used	0.0	0.0
Release of provision	0.0	0.4
Other provision
Disclosure of other provisions [line items]
Provisions	28.7	32.3	€ 31.3
Acquisitions through business combinations, other provisions	3.8
Provision used	6.9	5.9
Release of provision	4.0	6.0
Asset retirement obligation [Member]
Disclosure of other provisions [line items]
Provisions	4.6	6.1
Goodfella's Pizza [Member] | indemnification asset liability with customers
Disclosure of other provisions [line items]
Provisions	3.9	4.4
Italy | Other provision
Disclosure of other provisions [line items]
Provisions	4.3	4.7
Aunt Bessie's [Member] [Member] | Other provision
Disclosure of other provisions [line items]
Provisions	1.3	1.9
Restricted Shares | Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	€ 2.4	€ 6.6